Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
Note 11:	Leases

a.	Lease Agreements:

The Company's offices and its production facility in Israel are located in a building that the Company leased from its Related party (see Note 24a), in accordance with a sub-lease agreement. The Company subleased approximately 3,000 square meters of laboratory, office and clean rooms space at a monthly rent fee NIS 125 (approximately $35). This sub-lease agreement was amended in October 2021, to extend the period up to October 2025 which was included in the calculation of the lease liability and RoU asset.

In July 2023, the company signed a termination agreement for the sub-lease agreement and signed on a new lease agreement for the same area of approximately 3,000 square meters in the same building with the owner of the building at a monthly rent fee of NIS 195 (approximately $54). The lease agreement is for 12 years with an option for an additional 3 years. The company estimation is to use the 3 years option

In addition, the Company and its subsidiary have lease agreements for 16 vehicles for the remaining period of 1.75 years on average.

b.	Amounts recognized in profit or loss and in the statement of cash flows

	Year ended December 31,
	2023	2022

Interest expense on lease liabilities	274	102
Depreciation expenses	565	537
Cash outflow for leases	778	701

The Company determined the appropriate interest rate for discounting leases, with the assistance of a third party. The valuation was based on: credit risk, the weighted average term of the leases and other economic variables. A weighted average interest rate in a range of 1% to 8.47% was used to discount future lease payments in the calculation of the lease liability on the date of initial application of the standard (IFRS 16).

c.	Disclosures in respect of Right- of- Use assets:

	Buildings	Motor vehicles	Total
Cost
Balance as of January 1, 2023	2,341	550	2,891
New leases	6,460	407	6,867
Adjustments for indexation	78	3	81
Disposals	(2,368)	(308)	(2,676)

Balance as of December 31, 2023	6,511	652	7,163

Accumulated depreciation
Balance as of January 1, 2023	1,342	334	1,676
Depreciation and amortization	334	231	565
Capitalized to Leasehold improvements	59	-	59
Disposals	(1,527)	(308)	(1,835)

Balance as of December 31, 2023	208	257	465

Depreciated cost
Balance as of December 31, 2023	6,303	395	6,698

	Buildings	Motor vehicles	Total
Cost
Balance as of January 1, 2022	2,267	654	2,921
New leases	-	125	125
Adjustments for indexation	74	9	83
Disposals	-	(238)	(238)

Balance as of December 31, 2022	2,341	550	2,891

Accumulated depreciation
Balance as of January 1, 2022	1,028	345	1,373
Depreciation and amortization	314	225	539
Disposals	-	(236)	(236)

Balance as of December 31, 2022	1,342	334	1,676

Depreciated cost
Balance as of December 31, 2022	999	216	1,215

d.	Disclosures of the Company's lease liabilities:

	Buildings	Motor vehicles	Total

Balance as of January 1, 2023	1,199	179	1,378
Repayment of leases liabilities	(588)	(190)	(778)
Effect of changes in exchange rates	(19)	2	(17)
New finance lease obligation recognized	6,460	365	6,825
Adjustments for indexation	78	3	81
Financial expenses	257	17	274
Disposals-Termination of leases	(1,041)	(11)	(1,052)
Balance as of December 31, 2023	6,346	365	6,711

Current maturities of long-term leases	(180)	(181)	(361)
Lease liability Balance as of December 31, 2023	6,166	184	6,350

	Buildings	Motor vehicles	Total

Balance as of January 1, 2022	1,691	299	1,990
Repayment of leases liabilities	(477)	(224)	(701)
Effect of changes in exchange rates	(182)	(28)	(210)
New finance lease obligation recognized	-	117	117
Adjustments for indexation	74	9	83
Financial expenses	93	8	101
Disposals-Termination of leases	-	(2)	(2)
Balance as of December 31, 2022	1,199	179	1,378

Current maturities of long-term leases	(399)	(133)	(532)
Lease liability Balance as of December 31, 2022	800	46	846